Share-based payments	6 Months Ended
Feb. 28, 2025
Share-based payments
Share-based payments

16. Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On multiple grant dates, the Company granted stock options at exercise prices varying between $1,384.69 and $21,991.50 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three-month and six-month periods ended February 28, 2025 amounts to $14,090 and $32,427 respectively [February 29, 2024 – $72,019 and $146,352 respectively]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
May 27, 2020	4,995.00	4,995.00	84	0.4	5
May 27, 2020	3,753.00	4,995.00	84	0.4	5
October 23, 2020	4,995.00	4,995.00	97	0.4	5
November 24, 2020	21,991.50	17,590.50	101	0.4	5
November 24, 2020	7,668.00	7,722.00	75	3.6	4
February 23, 2021	21,262.50	20,317.50	103	0.6	5
May 14, 2021	7,668.00	7,722.00	75	3.6	3
July 14, 2021	12,487.50	12,163.50	105	0.7	5
September 21, 2021	11,947.50	11,583.00	106	0.9	5
January 22, 2022	7,627.50	7,452.00	107	1.5	5
November 30, 2022	8,221.50	8,221.50	107	3.1	5
December 1,2022	7,870.50	7,870.50	107	3.0	5
March 22, 2023	7,776.00	6,939.00	75	3.6	2
March 25, 2023	7,789.50	7,060.50	75	3.6	3
March 25, 2023	7,789.50	7,060.50	75	3.6	4
April 20, 2023	7,816.50	7,114.50	75	3.6	5
December 29, 2023	6,129.00	1,998.00	76	3.1	5
January 26, 2024	1,390.50	1,458.00	76	3.5	5

The following tables summarize information regarding the option grants outstanding as at February 28, 2025:

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2023	843	7,027.44
Granted	76	3,745.49
Forfeited	(109)	8,198.46
Balance at August 31, 2024	810	6,562.77
Granted	—	—
Balance at February 28, 2025	810	6,562.77

	Number of
Exercise price	options	Weighted average	Weighted average	Exercisable
range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
1,384.69 – 4,995.00	381	3,097.67	0.62	381
6,124.30 – 7,870.50	399	3,405.11	3.08	381
8,221.50 – 11,947.50	4	6,466.50	2.75	3
21,991.50	26	12,595.50	0.75	26

Warrants

On November 23, 2020, the Company granted the underwriter the option to purchase 113 Voting Common Shares of the Company for a period of five years from the date of the initial public offering at an exercise price of US$16,875.00 ($24,364.13).

On August 5, 2022, the Company granted the underwriter the option to purchase 38 Voting Common Shares of the Company for a period of four years from the grant date at an exercise price of US$10,800.00 ($15,593.04).

On December 21, 2023, the Company granted the underwriter the option to purchase 103 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of US$1,417.50 ($2,046.49).

On September 16, 2024, the Company granted the underwriter the option to purchase 1,896 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of US$112.50 ($162.43).

On January 14, 2025, the Company granted the underwriter the option to purchase 23,537 Voting Common Shares of the Company for a period of five and a half years from the grant date at an exercise price of US$15.00 ($21.66).

		Number of warrants	Weighted average remaining
Grant date	Exercise price	outstanding	contractual life
	$	#	[years]
November 23, 2020	24,364.13	113	0.73
August 5, 2022	15,593.04	38	0.43
December 21, 2023	2,046.49	103	3.81
September 16, 2024	162.43	1,896	4.55
January 14, 2025	21.66	23,357	5.38

The Company recognizes share-based payments expense for warrant grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three and six-month periods ended February 28, 2025 amounts to $366,762 and $486,752 respectively [February 29, 2024 – $175,236 for both periods]. The table below lists the assumptions used to determine the fair value of these warrant grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free
Grant date	price	Market price	volatility	interest rate	Expected life
	$	$	%	%	[years]
November 23, 2020	24,364.13	17,590.50	100	0.4	5.0
August 5, 2022	15,593.04	9,720.00	100	2.9	3.0
December 21, 2023	2,046.49	2,470.50	76	4.0	5.0
September 16, 2024	162.43	97.40	92	3.4	5.0
January 14, 2025	21.66	20.12	99	4.4	5.5